Revenue from Contracts with Customers - Disaggregated Revenue (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Disaggregation of revenue
Revenue	$ 4,028,211
U.S. dollar
Disaggregation of revenue
Revenue	3,641,911
British Pound Sterling
Disaggregation of revenue
Revenue	253,185
Euro
Disaggregation of revenue
Revenue	103,785
Other
Disaggregation of revenue
Revenue	29,330
Volume-based revenues
Disaggregation of revenue
Revenue	2,976,213
Non-volume related revenues
Disaggregation of revenue
Revenue	1,051,998
Issuer Solutions
Disaggregation of revenue
Revenue	1,868,305
Issuer Solutions | U.S. dollar
Disaggregation of revenue
Revenue	1,482,772
Issuer Solutions | British Pound Sterling
Disaggregation of revenue
Revenue	253,185
Issuer Solutions | Euro
Disaggregation of revenue
Revenue	103,785
Issuer Solutions | Other
Disaggregation of revenue
Revenue	28,563
Issuer Solutions | Volume-based revenues
Disaggregation of revenue
Revenue	903,831
Issuer Solutions | Non-volume related revenues
Disaggregation of revenue
Revenue	964,474
Merchant Solutions
Disaggregation of revenue
Revenue	1,353,619
Merchant Solutions | U.S. dollar
Disaggregation of revenue
Revenue	1,352,852
Merchant Solutions | Other
Disaggregation of revenue
Revenue	767
Merchant Solutions | Volume-based revenues
Disaggregation of revenue
Revenue	1,268,151
Merchant Solutions | Non-volume related revenues
Disaggregation of revenue
Revenue	85,468
Consumer Solutions
Disaggregation of revenue
Revenue	806,287
Consumer Solutions | U.S. dollar
Disaggregation of revenue
Revenue	806,287
Consumer Solutions | Volume-based revenues
Disaggregation of revenue
Revenue	804,231
Consumer Solutions | Non-volume related revenues
Disaggregation of revenue
Revenue	$ 2,056